Ordinary Shares (Details) - USD ($)		1 Months Ended
	Oct. 02, 2020	Aug. 27, 2020	Feb. 28, 2020	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019	Jun. 19, 2019
Ordinary Shares (Details) [Line Items]
Shares issued					115
Ordinary shares, issued		540,540
Gross proceeds (in Dollars)			$ 10,000,000
Excercise price per share (in Dollars per share)	$ 4.0625
Issuance of expire years			7 years
Issuance of warrants (in Dollars)	$ 147,538		$ 43,243
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense) (in Dollars)			$ 8.88
Deemed dividend (in Dollars)		$ 755,514
Ordinary shares, description	Following the public offering completed on October 2, 2020, the placement agent of the offering on February 28, 2020 was further received 65,406 warrants as a tail fee, with an exercise price of $3.9 and expire seven years from the date of issuance.
Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Warrants to purchase shares	2,769,231
Shares issued, par value (in Dollars per share)			$ 1.0
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued				11,584,324		6,597,362
Sale of ordinary shares			1,351,350
Warrants to purchase shares			1,351,350
Gross proceeds (in Dollars)	$ 9,000,000
Purchase of excercisable warrant shares			1
Excercise price per share (in Dollars per share)	$ 3.25		$ 7.40
Issuance of expire years	5 years
Non-affiliated purchasers in exchange of warrants		540,540
Class A Ordinary Shares [Member] | Warrant Holders [Member]
Ordinary Shares (Details) [Line Items]
Shares issued							60,093
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued						6,597,362
Issuance of public offering (in Dollars)	$ 2,769,231
Offering costs (in Dollars)	$ 1,200,000
Class A Ordinary Shares [Member] | Shares Warrant Holders [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued				313,513
Class A Ordinary Shares [Member] | Share Option Holders [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued				12,328